Shareholder Report, Line Graph (Details)	6 Months Ended
Apr. 30, 2025
C000249919 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Bloomberg Global Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
ICE BofA 3 Month U S Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index